Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions
27	Related party transactions

Save as disclosed elsewhere in these consolidated financial statements, there were no transactions nor balances with related parties as of and for the years ended December 31, 2017 and 2019.

The table below sets forth the major related parties and their relationships with the Company as of and for the year ended December 31, 2018:

Related party	Relationship with the Company

Aladdin Fintech Company Limited	An entity controlled by a former director of the Company resigned on May 28, 2019

(a)	The Group entered into the following transactions with the major related party for the year ended December 31, 2018:

Net revenues:
Platform development fee income, license fee income and maintenance services income from Aladdin Fintech Company Limited	500

Revenues from the related party represented 0.3% of total net revenues of the Group for the year ended December 31, 2018.

(b)	The Group had the following balance with the related party as of December 31, 2018:

Accounts receivable from Aladdin Fintech Company Limited	350

As of December 31, 2018, the balance with the related party related to outstanding receivables of platform development fee income, license fee income and maintenance services income, which represented 0.5% of the Group’s total accounts receivable. The balance has been fully repaid to the Company during the year ended 31st December 2019.